March 4, 2011

Pamela A. Long
Assistant Director
United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-4631

Re:         FutureFuel Corp.
Registration Statement on Form S-3
Filed February 10, 2011
File No. 333-172154

Dear Ms. Long:

This letter is submitted on behalf of FutureFuel Corp. (“FutureFuel”) in response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form S-3 (file No. 333-172154) (the “Registration Statement”) as set forth in your letter dated March 2, 2011 addressed to the undersigned (the “Comment Letter”).

Amendment No. 1 to the Registration Statement (“Amendment No. 1”), including the prospectus contained therein, is being filed on behalf of FutureFuel with the Commission on March 4, 2011.  For your convenience, we will supplementally provide the Staff via FedEx two copies of Amendment No. 1, which have been marked to show the changes from the Registration Statement filed with the Commission on February 10, 2011.

For reference purposes, the text of the Comment Letter has been reproduced in bold herein with responses below for each numbered comment.

Risk Factors, page 6

1.
We note these statements in the last paragraph: “The risks and uncertainties we have described herein are not the only ones we face.  Additional risks and uncertainties not presently known to us or that we currently deem immaterial may also affect our operations.”  Since FutureFuel is required to disclose all risks that it believes are material at this time, please delete these statements.

The referenced statements under the heading “Risk Factors” disclosures have been revised in response to the staff’s comment.

FutureFuel Corp.
8235 Forsyth Blvd., 4th Floor, Clayton, Missouri 63105

Direct Line: (314) 854-8520                                                                Fax: (314) 889-9603                                                       e-mail: dhommert@apexoil.com

Securities and Exchange Commission
March 4, 2011

Signatures, page 23

2.
FutureFuel’s principal accounting officer or controller also must sign the registration statement in his capacity as such.  Further, any person who occupies more than one of the specified positions, for example, principal accounting officer or controller and principal financial officer, must indicate each capacity in which he signs the registration statement.  See Instructions 1 and 2 for signatures on Form S-3, and revise.

We have revised the signatures in response to this comments and the requirements of Form S-3.

Exhibit 3.1

3.
The EDGAR system’s records reflect that the fourth amended and restated certificate of incorporation was filed as exhibit 3.3(f) to amendment 2 to the Form 10 filed on February 28, 2008. Please revise.

We have revised Item 16 and the Exhibit Index in the Registration Statement in response to this comment.

Exhibit 5.1

4.
We note the references in the first and fifth paragraphs to warrant agreements, rights agreements, and unit agreements.  File the forms of these agreements as exhibits to the registration statement.  File also the forms of rights and units as exhibits to the registration statement.

We have revised Item 16 and the Exhibit Index in the Registration Statement in response to this comment to add the documents noted, as follows:

Exhibit
Number                Item

4.4	Form of Warrant Agreement (to be filed by amendment or as an exhibit to a report pursuant to Section 13(a), 13(c) or 15(d) of the Exchange Act)

4.5	Form of Warrant (to be filed by amendment or as an exhibit to a report pursuant to Section 13(a), 13(c) or 15(d) of the Exchange Act)

4.6	Form of Rights Agreement (to be filed by amendment or as an exhibit to a report pursuant to Section 13(a), 13(c) or 15(d) of the Exchange Act)

4.7	Form of Rights (to be filed by amendment or as an exhibit to a report pursuant to Section 13(a), 13(c) or 15(d) of the Exchange Act)

4.8	Form of Unit Agreement (to be filed by amendment or as an exhibit to a report pursuant to Section 13(a), 13(c) or 15(d) of the Exchange Act)

4.9	Form of Unit (to be filed by amendment or as an exhibit to a report pursuant to Section 13(a), 13(c) or 15(d) of the Exchange Act)

Securities and Exchange Commission
March 4, 2011

5.
We note the statements in the sixth paragraph that “We express no opinion as to whether the laws of any jurisdiction are applicable to the subject matter hereof.  We are not rendering any opinion as to compliance with any federal or state law, rule or regulation relating to securities, or to the sale of issuance thereof.”  Since counsel may not “carve out” the law of the relevant jurisdiction and the legality of the registrant’s actions under required state law matters, please revise.  Further, please confirm that your forms of warrant agreement, rights agreement, and unit agreement will be governed by the laws of Delaware or Missouri.  If governed by any other state, the opinion should be revised to include the laws of such state.

Exhibit 5.1 has been revised to delete the referenced language.  Also, please be advised that FutureFuel currently expects that the warrant agreement, rights agreement, and unit agreement will be governed by the laws of Delaware or Missouri.  If such agreements are to be governed by the laws of any other state, the amended or “clean” opinion discussed in response to comment 6, below, will include the laws of such state.

6.
We note that the legality opinion includes significant assumptions about the actual (future) issuance of the securities.  For example, refer to the assumptions under (ii), (iii), and (iv) in paragraphs 1, 2, 3, 4, and 5 of the opinion on pages 2 and 3.  While we permit the legality opinion in the registration statement for a delayed shelf offering that is declared effective to include significant assumptions about the actual (future) issuance of the securities, you must file an amended or “clean” opinion as an exhibit to the registration statement whenever a takedown occurs.  Further, the amended or “clean” opinion may not include the assumptions permitted in the earlier opinion.  Please confirm that you concur with our understanding of the legality opinions permitted and required for a delayed shelf offering under the federal securities laws.

FutureFuel hereby confirms that it concurs with our understanding of the legality opinions permitted and required for a delayed shelf offering under the federal securities laws and that it must file an amended or “clean” opinion as an exhibit to the Registration Statement either in an report on Form 8-K or in a post-effective amendment to the Registration Statement.

7.
We note that the statement in the sixth paragraph that “Our opinion is based on these laws as in effect on the date hereof” and the statement is the last paragraph that “This opinion is expressed as of the date hereof, and we disclaim any undertaking to advise you of any subsequent changes in the facts stated or assumed herein or any subsequent changes in applicable law.”  Since the opinion must speak of the registration statement’s effective date, please delete these statements.  Alternatively, file a new opinion immediately before the registration statement’s effective date.

Exhibit 5.1 has been revised to delete the referenced language.

Securities and Exchange Commission
March 4, 2011

*               *               *

If and when we request acceleration of the effective date of the Registration Statement, we will provide a written statement containing the acknowledgements contained in the Comment Letter.

If you have any questions or comments with respect to the foregoing or to Amendment No. 1 to the Registration Statement, please contact the undersigned Leonard J. Essig of Lewis, Rice & Fingersh, L.C. at 314-444-7651 or the undersigned at 314-854-8520.

Sincerely,

/s/ Douglas D. Hommert

Douglas D. Hommert,
Executive Vice President, Secretary and Treasurer

C:           Lee E. Mikles
Leonard J. Essig